Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities			Equity

(€ in thousands)	Other loans and borrowings	Finance lease liabilities	Lease liabilities	Subscribed capital	Capital reserves	Accumulated deficit	Non-controlling interests	Total
Balance at January 1, 2019	17,066	105	--	4,836	86,803	(46,400)	35	62,445
Adjustment on initial application of IFRS 16	--	(105)	3,574	—	—	—	—	3,469
Restated balance at January 1, 2019	17,066	—	3,574	4,836	86,803	(46,400)	35	65,914

Changes from financing cash flows

Proceeds from loans and borrowings	529	—	—	—	—	—	—	529
Repayment of borrowings	(969)	—	—	—	—	—	—	(969)
Payment of lease liabilities	—	—	(397)	—	—	—	—	(397)
Proceeds from issuance of shares	—	—	—	—	—	—	—	—
Total changes from financing cash flows	(440)	—	(397)	—	—	—	—	(837)

Other changes
Liability-related
New leases	—	—	954	—	—	—	—	954
Reclassification	920	—	(521)	—	—	—	—	399
Interest expense	993	—	190	—	—	—	—	1,183
Interest paid	(993)	—	(190)	—	—	—	—	(1,183)
Total liability-related other changes	920	—	433	—	—	—	—	1,353

Total equity-related other changes	—	—	—	—	1,274	(13,967)	(48)	(12,741)

Balance at December 31, 2019	17,546	—	3,610	4,836	88,077	(60,367)	(13)	53,689

	Liabilities			Equity

(€ in thousands)	Bank overdrafts used for cash management purposes	Other loans and borrowings	Finance lease liabilities	Subscribed capital	Capital reserves	Accumulated deficit (1) (2)	Non-controlling interests	Total
Restated balance at January 1, 2018	58	17,038	479	3,720	76,227	(37,672)	71	59,921

Changes from financing cash flows

Proceeds from loans and borrowings	—	1,639	—	—	—	—	—	1,639
Repayment of borrowings	(58)	(2,764)	—	—	—	—	—	(2,822)
Payment of finance lease liabilities	—	—	(361)	—	—	—	—	(361)
Proceeds from issuance of shares	—	—	—	1,116	9,972	—	—	11,088
Total changes from financing cash flows	(58)	(1,125)	(361)	1,116	9,972	—	—	9,544

Other changes
Liability-related
Capitalized borrowing costs	—		—	—	—	—	—	—
Reclassification	—	1,152	(13)					1,139
Interest expense	—	944	69	—	—	—	—	1,013
Interest paid	—	(943)	(69)	—	—	—	—	(1,012)
Total liability-related other changes	—	1,153	(13)	—	—	—	—	1,140

Total equity-related other changes	—	—	—	—	604	(8,728)	(36)	(8,160)

Balance at December 31, 2018	—	17,066	105	4,836	86,803	(46,400)	35	62,445

Summary of overview of all outstanding loans

				December 31, 2019		December 31, 2018
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
				(€ in thousands)
Secured bank loan	EUR	3.27%	2020	800	73	700	215
Secured bank loan	EUR	2.29%	2021	700	254	700	395
Secured bank loan	EUR	2.35%	2021	1,000	278	1,000	481
Secured bank loan	EUR	2.47%	2038	2,000	1,774	2,000	1,850
Secured bank loan	EUR	2.72%	2038	1,000	887	1,000	924
Secured bank loan	EUR	2.42%	2038	500	448	500	466
Secured bank loan	EUR	2.73%	2046	500	446	500	465
Secured bank loan	EUR	1.75%	2042	1,000	899	1,000	935
Secured bank loan	EUR	2.48%	2022	675	376	675	511
Secured bank loan	EUR	2.49%	2024	500	429	500	--
Unsecured bank loan	EUR	3.92%	2025	29	24	--	--
Unsecured bank loan	USD	2.90%	2022	40	17	40	25
Unsecured bank loan	EUR	0.00%	2022	10,000	11,641	10,000	10,798
Lease liabilities (2018: finance lease liabilities)	EUR	1.6%-9.3%	2020-2029	3,988	3,610	210	106
Total interest-bearing liabilities				22,732	21,156	18,825	17,171

Summary of contractual cash flow

	December 31,
	2019
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Long-term debt	17,546	(19,132)	(178)	(10,818)	(1,252)	(2,378)	(4,506)
Lease liability	3,610	(4,409)	(102)	(447)	(1,054)	(1,307)	(1,499)
Trade payables	2,797	(2,797)	(2,797)	--	--	--	--
Total	23,953	(26,338)	(3,077)	(11,265)	(2,306)	(3,685)	(6,005)

	December 31,
	2018
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Long-term debt	17,066	(22,529)	(160)	(799)	(1,518)	(15,251)	(4,801)
Finance lease obligations	105	(109)	(9)	(27)	(56)	(17)	--
Trade payables	2,945	(2,945)	(2,945)	--	--	--	--
Total	20,116	(25,583)	(3,114)	(826)	(1,574)	(15,268)	(4,801)